Investments in equity accounted associates (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 19, 2023 $ / shares	Oct. 23, 2023 € / shares	Jan. 27, 2022 USD ($) item	Jan. 31, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 04, 2022 USD ($)
Disclosure of associates [line items]
Loan receivable					$ 0	$ 0
Loss net of tax since the date of acquisition						1,695
Share of losses reflected in condensed consolidated statement of profit or loss					515
Purchase price per share | $ / shares	$ 20
Recoverable amount of the CGU							$ 9,606
EV/Bookings multiple							1.2
Enterprise Value EBITDA Multiple							8.6
Adjusted Option Premium Payable For Call Options					515
Share purchase agreement with Applife Limited
Disclosure of associates [line items]
Purchase price per share | € / shares		€ 1
MX Capital Limited
Disclosure of associates [line items]
Percentage of shares acquired (in percent)			48.80%	48.80%
Consideration			$ 15,000
Put and call option to obtain full control (as a percent)			100.00%
Further earn-out payments			$ 35,000
Fair value of sellers earn-outs			2,297
Further consideration			$ 100,000
Fair value of founders earn-outs								$ 258
Loss net of tax since the date of acquisition					4,367	17,246
Share of losses reflected in condensed consolidated statement of profit or loss					2,131	8,416
Recoverable amount of the CGU							$ 0
Period applied to cash flow projections							3 years
Discount rate (in percent)							19.30%
Impairment charge					0		$ 15,881
Financial assets						0
Financial liabilities					15,002
Amount of minimum consideration payable for non-achievement					15,000
Castcrown Limited
Disclosure of associates [line items]
Percentage of shares acquired (in percent)			49.50%	49.50%
Consideration			$ 2,970
Number of survival RPG titles | item			2
Put and call option to obtain full control (as a percent)			100.00%
Option premium payable for call option			$ 1,200
Loss net of tax since the date of acquisition					(9,527)
Share of losses reflected in condensed consolidated statement of profit or loss					(4,722)
Profit loss of continuing operations of associates and joint ventures					7,212
Applife Limited
Disclosure of associates [line items]
Share of losses reflected in condensed consolidated statement of profit or loss					$ (312)	$ 0